Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance income and costs
Summary of finance income and costs

		Year ended 31 December
US$ thousand	Note	2024	2023	2022
Finance income
Interest income		2,706	5,365	3,753
Realised gain on copper and silver streams		—	83	—
Total finance income		2,706	5,448	3,753

Finance costs
Interest expense under the effective interest rate method on:
– Loans and borrowings		(57,224)	(39,027)	(20,234)
– Lease liabilities		(1,333)	(555)	—
Unwinding of discount on rehabilitation provision	19	(1,077)	(1,028)	—
Commodity swap loss		(12,008)	(576)	—
Realised loss on warrants redemption		(148)	—	—
Realised loss on copper and silver streams		(76)	—	—
Foreign exchange loss		(6,203)	(1,617)	—
Total finance costs		(78,069)	(42,803)	(20,234)

Net change in fair value measurements of financial instruments
Change in fair value of:
– Warrant liability	23	(33,569)	(21,984)	1,477
– Equity instruments		2,408	—	—
– Embedded derivative – copper and silver streams	23	(25,208)	(195)	—
– Embedded derivative – mezzanine debt facility	23	(3,900)	(8,464)	—
– Embedded derivative – conversion option	23	—	—	7
– Contingent liability – royalty deed	23	(10,966)	(855)	—
– Contingent liability – copper consideration	23	(9,850)	(3,200)	—
– Commodity swaps	23	439	(12,559)	—
Total net change in fair value of financial instruments		(80,646)	(47,257)	1,484

Net finance costs		(156,009)	(84,612)	(14,997)